Long-Term Debt (ROW Credit Facilities) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Outstanding borrowings	$ 1,468.0	$ 1,386.9	$ 1,450.1
Maturities within one year	285.6	250.3
Rest Of World [Member] | Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding borrowings	282.1	232.6	170.0
Undrawn availability	281.2	302.2	336.9
Interest rate - weighted average	5.70%	4.60%	5.50%
Maturity date	Various	Various	Various
Maturities within one year	$ 274.1	$ 230.8